Finance debt (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Description Of Repaid Financial Debt		The balance in global notes has maturities between 2024 to 2115 and does not require collateral. Such financing was carried out in dollars, euros and pounds, 87%, 2% and 11%, of the total global notes, respectively.
Financial debt	$ 2,486
Percentage of finance debt	27.90%
Level 1 of fair value hierarchy [member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	$ 13,196	$ 13,061
Level 2 of fair value hierarchy [member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	$ 16,076	$ 16,792